Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF

each listed on NYSE Arca, Inc.

November 30, 2023

Supplement to the Summary Prospectus,

Prospectus, and Statement of Additional Information (“SAI”)

each dated March 30, 2023, as supplemented

On November 29, 2023, the Board of Trustees of Tidal ETF Trust (the “Trust”) approved an amendment to the investment advisory agreement between the Trust, on behalf of the SP Funds S&P 500 Sharia Industry Exclusions ETF, the SP Funds Dow Jones Global Sukuk ETF, and the SP Funds S&P Global REIT Sharia ETF (each, a “Fund,” and together, the “Funds”), and Tidal Investments LLC (formerly named Toroso Investments, LLC) (the “Adviser”), the Funds’ investment adviser, pursuant to which the Adviser has agreed to reduce each Fund’s management fee effective as of December 1, 2023 as follows:

Fund	Current Management Fee	New Reduced Management Fee
SP Funds S&P 500 Sharia Industry Exclusions ETF	0.49%	0.45%
SP Funds Dow Jones Global Sukuk ETF	0.59%	0.55%
SP Funds S&P Global REIT Sharia ETF	0.59%	0.55%

Effective December 1, 2023, the following disclosures in the Prospectus, Summary Prospectus and SAI are hereby revised and replaced as follows to reflect each Fund’s management fee reduction.

Prospectus and Summary Prospectus

“SP Funds S&P 500 Sharia Industry Exclusions ETF - Fund Summary – Fees and Expenses of the Fund”

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$46	$144	$252	$567

“SP Funds Dow Jones Global Sukuk ETF - Fund Summary – Fees and Expenses of the Fund”

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$56	$176	$307	$689

“SP Funds S&P Global REIT Sharia ETF - Fund Summary – Fees and Expenses of the Fund”

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

2

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$56	$176	$307	$689

Prospectus

“Management - Investment Adviser” - The third paragraph and corresponding table are deleted and replaced with the following:

For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Sharia ETF	0.45%[1]
Sukuk ETF	0.55%[2]
Global REIT ETF	0.55%[3]

[1]	Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sharia ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sharia ETF’s management fee from 0.49% to 0.45%.
[2]	Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sukuk ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sukuk ETF’s management fee from 0.59% to 0.55%.
[3]	Effective December 1, 2022, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Global REIT ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Global REIT ETF’s management fee from 0.69% to 0.59%. Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Global REIT ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the the Global REIT ETF’s management fee from 0.59% to 0.55%.

3

Statement of Additional Information

“Investment Adviser” - The second paragraph and corresponding table are deleted and replaced with the following:

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by each Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee at an annual rate based on the Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Sharia ETF	0.45%[1]
Sukuk ETF	0.55%[2]
Global REIT ETF	0.55%[3]

[1]	Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sharia ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sharia ETF’s management fee from 0.49% to 0.45%.
[2]	Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Sukuk ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Sukuk ETF’s management fee from 0.59% to 0.55%.
[3]	Effective December 1, 2022, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Global REIT ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Global REIT ETF’s management fee from 0.69% to 0.59%. Effective December 1, 2023, the Board approved an amendment to the investment advisory agreement between the Trust, on behalf of the Global REIT ETF, and the Adviser, pursuant to which the Adviser agreed to reduce the Global REIT ETF’s management fee from 0.59% to 0.55%.

Please retain this Supplement for future reference.

4